Subsequent Events (Details) - USD ($)		3 Months Ended		12 Months Ended
	Feb. 02, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Subsequent Event [Line Items]
Aggregate purchase price			$ 25,000	$ 25,000
Founder Shares
Subsequent Event [Line Items]
Aggregate purchase price		$ 6,750		$ 6,750
Subscription Agreements | PIPE and Backstop Investors
Subsequent Event [Line Items]
Number of shares issued	500,000
Purchase price per share	$ 10.00
Aggregate purchase price	$ 5,000,000
Business Combination Agreement | Credit Facility
Subsequent Event [Line Items]
Amount of term loan	$ 30,000,000
Business Combination Agreement | Founder Shares
Subsequent Event [Line Items]
Forfeiture Shares	360,750
Period for forfeiture of shares	3 years
Subsequent Events | Subscription Agreements | PIPE and Backstop Investors
Subsequent Event [Line Items]
Number of shares issued	500,000
Purchase price per share	$ 10.00
Aggregate purchase price	$ 5,000,000
Subsequent Events | Business Combination Agreement | Credit Facility
Subsequent Event [Line Items]
Amount of term loan	$ 30,000,000
Subsequent Events | Business Combination Agreement | Founder Shares
Subsequent Event [Line Items]
Forfeiture Shares	360,750
Period for forfeiture of shares	3 years